[KILICO Investors Life Insurance Company Letterhead]

May 5, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.W.

Washington, D.C. 20549

RE:	Kemper Investors Life Insurance Company
KILICO Variable Annuity Separate Account Filing
Pursuant to Rule 497(j) for
File Nos. 2-72671 and 811-3199

Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the form of Prospectus and Statement of Additional information being used in connection with the “KILICO Advantage III” Annuity Contract that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 45 for the KILICO Variable Annuity Separate Account as filed electronically with the Commission on April 30, 2008 (Accession No. 0001193125-09-093586).

If you have any question or comment regarding this filing, please contact the undersigned at (573) 754-4805.

Very truly yours,

/s/ Juanita M. Thomas
Juanita M. Thomas, Esq.